Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended				1 Months Ended			1 Months Ended					12 Months Ended				12 Months Ended
	Feb. 21, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013	Dec. 31, 2012 Operate Child Care and Early Education Centers	Dec. 31, 2012 Back-up dependent care	Jan. 11, 2013 Common Stock Class A	Mar. 31, 2013 Term Loan Facility	Mar. 31, 2013 Term Loans Base Rate Loans	Mar. 31, 2013 Revolving Credit Facility	Feb. 21, 2013 Subsequent Event	Jan. 31, 2013 Subsequent Event	Jan. 11, 2013 Subsequent Event	Jan. 31, 2013 Subsequent Event Common Stock Class A	Jan. 31, 2013 Subsequent Event Term Loan Facility	Jan. 31, 2013 Subsequent Event Term Loans Base Rate Loans	Jan. 31, 2013 Subsequent Event Term Loans LIBOR rate	Jan. 31, 2013 Subsequent Event Revolving Credit Facility	Dec. 31, 2012 Minimum	Mar. 31, 2013 Minimum Term Loans Base Rate Loans	Jan. 31, 2013 Minimum Subsequent Event Term Loans Base Rate Loans	Jan. 31, 2013 Minimum Subsequent Event Term Loans LIBOR rate	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum
Accounting Policies [Line Items]
Number of shares issued under initial public offering	11,600,000													11,600,000
Proceed from issuance of initial public offering	$ 233,300,000	$ 234,944,000												$ 233,300,000
Common stock reverse split										0.5075							0.5075
Common stock conversion ratio, Class L common stock into Class A common stock							35.1955									35.1955
Common stock, authorized		475,000,000		14,500,000	14,500,000											475,000,000
Preferred stock, authorized		25,000,000														25,000,000
Debt issuance, principal amount											790,000,000		100,000,000		890,000,000			790,000,000			100,000,000
Debt issuance, maturity date													2018					2020			2018
Debt issuance interest rate, percentage added to base												2.00%							2.00%	3.00%			2.00%	2.00%	1.00%
Loss on extinguishment of debt		(63,682,000)													(63,000,000)
Net foreign currency gains		37,000	34,000		835,000
Fair value of interest rate cap																										100,000	100,000
Impairment losses				400,000	400,000
Finite lived intangible assets, estimated useful life																						4 years				17 years
Fixed asset impairment				300,000	800,000	100,000
Ownership interest acquired				63.00%
Service contract length, minimum								3 years	1 year
Service contract length, maximum								10 years	3 years
Payment of initial public offering costs	$ 1,600,000